Expense Example - Falling US Dollar ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	853	1,550	3,406	281	1,147	2,026	4,287